Note 4 - Accounting Policies - Intangible Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Intangible assets	$ 25,250	$ 25,250		$ 25,250
Goodwill	0	0	$ 0	3,058
Istaroxime Drug Candidate [Member]
Intangible assets	22,340	22,340		22,340
Rostafuroxin Drug Candidate [Member]
Intangible assets	$ 2,910	$ 2,910		$ 2,910